1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

Brenden P. Carroll brenden.carroll@dechert.com +1 202 261 3458 Direct

November 9, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (“Registrant”)
File Nos. 033-07647 and 811-04782

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the statement of additional information contained in Post-Effective Amendment No. 196 to Registrant’s Registration Statement on Form N-1A, filed on August 19, 2015, constituting the most recent amendment to this Registration Statement (the “Amendment”) that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on August 19, 2015, accession number 0001206774-15-002778.

Please direct any questions concerning the filing to me at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll